Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.4	$ 0.4
Ordinary shares, authorized	45,000,000	45,000,000
Ordinary shares, Issued	20,883,312	18,598,555
Ordinary shares, outstanding	20,883,312	18,598,555